Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Ensuring adequate levels of protection and cybersecurity for its operations and business process is a priority for LATAM group, as well as safeguarding the information of its customers, investors, employees and suppliers. To achieve its protection and cybersecurity objectives, the Company has a team that is thoroughly trained to provide comprehensive support in areas such as cybersecurity governance, risk and compliance, vulnerability management, awareness and training, data protection, cybersecurity architecture, offensive prevention, network team operations, identity and logical access management, cyber defense, and threat intelligence. These areas are interconnected and deeply involved in the risk management process, under the leadership of the Chief Information Security Officer (“CISO”), André Pires Magalhães.
The cybersecurity operating model maintains its foundation in international frameworks such as the NIST Cybersecurity Framework (“CSF”) and, for cybersecurity risk management, it also integrates with ISO/IEC 27001, 27005, and 31000. In this regard, during the 2025 fiscal year, LATAM group completed the transition to the Factor Analysis of Information Risk (“FAIR”) quantitative methodology, achieving the quantification of 100% of its technological risks through the technological platform implemented for this purpose. Consequently, risk quantification continues to mature, providing a solid cost-benefit basis for decision-making and the development of initiatives that improve the maturity of controls. This capability establishes an improvement in the identified risk scenarios and will continue to be strengthened during 2026 as part of the continuous improvement cycle, with plans to integrate real-time quantification, predictive analysis, and provider accountability to achieve proactive resilience.
In response to the emerging risk posed by the supply chain, in 2025 LATAM group implemented the TPRM Evolution Plan, which consisted of improvements to strengthen the process of classifying suppliers according to their criticality and reinforcing the adoption of continuous security monitoring through the Bitsight tool. Progress was also made in the evaluation and selection of a comprehensive risk management tool based on AI, thus laying the foundations for optimizing evaluation times and expanding the coverage of supplier analysis, with final deployment planned for the third quarter of 2026.
As a favorable result of the combination of multiple continuous improvement initiatives, evolving opportunity management within the vulnerability management program, identity-based security strategies, and an overall risk-based preventive approach, LATAM group managed to maintain vulnerabilities at consistently low levels during 2025, reinforcing its Zero Trust architecture along with security and privacy by design and by default.
A milestone of high strategic relevance in 2025 was obtaining the ISO/IEC 27001:2022 certification for the Information Security Management System (“ISMS”), granted by the international accrediting entity AENOR (Registration Number: ES-SI-0135/2025). The initial scope of this certification focused strategically on the Company's comprehensive vulnerability management program, validating the implementation of the ISMS and the robustness of the Company's preventive processes. This accreditation demonstrates LATAM's transparency in aligning its processes with international standards of excellence, contributing directly to operational and strategic security in the protection of its critical assets. There are plans to continue expanding the scope of this ISMS in the following years.
In line with this commitment, the strengthening of controls also allowed for the attainment of the PCI DSS v4.0.1 certification, which validates the secure processing of customer transactional data.
Furthermore, LATAM group has advanced toward an intelligent defense by initiating a project to modernize cyber defense capabilities, which is planned to complete implementation during 2026. This will continue to harden the Company's security posture, which was robust and resilient enough during 2025 to close the year with zero assets compromised, despite the multiple daily attack attempts identified. Accordingly, it is reiterated that during the last four fiscal years, the Company's business strategy and financial condition have not been materially affected by cybersecurity threats.
These results were also possible thanks to the continuous reinforcement of the Cybersecurity Team's capabilities, focusing on crisis and incident response. The program of crisis simulation exercises and cyber war-gaming deployed during 2025 allowed these milestones to be capitalized on successfully.
These efforts are complemented by the recent creation of a cybersecurity automation area, which centralizes technological development in this field, not only to automate repetitive tasks and free up resources but also to strengthen capabilities using Infrastructure as Code (“IaC”) for agile management.
During 2025, the cybersecurity awareness and culture program was strengthened through a specialized approach based on role and function criticality. Regular phishing simulations, communication campaigns, and webinars were conducted on critical topics such as data privacy, secure development practices, and the ethical and secure use of AI. These initiatives include a mandatory annual e-learning course on Information Security for all employees and external collaborators. Additionally, LATAM group has extended its protection strategy to its customers, incorporating educational content on its website (latam.com) to help them recognize fraud and phishing, vishing, and smishing attacks.
In line with cybersecurity compliance, specific advances are highlighted in the adherence to multiple regional and global regulations applicable in the jurisdictions where LATAM group operates. The Company successfully completed its registration with the Chilean and Italian regulators, the National Cybersecurity Agency (ANCI) and the National Cybersecurity Agency (ACN), respectively. The former corresponds to the entry into force of Chilean Law No. 21,663 (Framework Law on National Cybersecurity) and the latter to Italian Legislative Decree No. 138/2024, which formally transposes the NIS2 Directive in that country. Thus, LATAM is formally established before these regulators and prepared to report cybersecurity incidents and/or cyberattacks with significant material impact.
In the area of supplier compliance and due diligence, LATAM group consolidated a robust contractual strategy that integrates specific privacy clauses and requires adherence to the Supplier Code of Conduct, ensuring that data processing is strictly limited to informed and legal purposes. Additionally, in the case of critical suppliers, the requirement for independent audit reports, such as current international certifications including ISO 27001, SOC2 Type II, and PCI DSS, was reinforced, thus ensuring that strategic partners maintain security standards aligned with the Company’s policies.
Regarding data protection compliance, during the reported period, LATAM group continued to progress in adapting to changes introduced by new legislation published in its operating jurisdictions. The focus remained on the progressive strengthening of internal controls, contractual frameworks, and corporate documentation in line with applicable regulatory requirements. Specifically, in Chile, Law No. 21,719 (Framework Law for the Protection and Processing of PII); in Brazil, the General Data Protection Law (LGPD) and ANPD Resolution No. 19/2024 (International transfers of PII); and in Peru, Supreme Decree No. 016-2024-JUS (PII regulatory framework), which came into full effect in March 2025. In this context, LATAM group updated and simplified its technological data protection controls under a privacy-by-design approach, strengthening security and risk management. Key milestones of this period include automation of ARCO rights (Access, Rectification, Cancellation, and Opposition) in Brazil, achieving a 50% reduction in response time to customers, with plans to expand this model to other jurisdictions in the future.

Implementation of AI in contractual reviews across the organization to provide greater traceability and consistency to contracts, particularly optimizing compliance in international data transfers.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
The cybersecurity operating model maintains its foundation in international frameworks such as the NIST Cybersecurity Framework (“CSF”) and, for cybersecurity risk management, it also integrates with ISO/IEC 27001, 27005, and 31000. In this regard, during the 2025 fiscal year, LATAM group completed the transition to the Factor Analysis of Information Risk (“FAIR”) quantitative methodology, achieving the quantification of 100% of its technological risks through the technological platform implemented for this purpose. Consequently, risk quantification continues to mature, providing a solid cost-benefit basis for decision-making and the development of initiatives that improve the maturity of controls. This capability establishes an improvement in the identified risk scenarios and will continue to be strengthened during 2026 as part of the continuous improvement cycle, with plans to integrate real-time quantification, predictive analysis, and provider accountability to achieve proactive resilience.
In response to the emerging risk posed by the supply chain, in 2025 LATAM group implemented the TPRM Evolution Plan, which consisted of improvements to strengthen the process of classifying suppliers according to their criticality and reinforcing the adoption of continuous security monitoring through the Bitsight tool. Progress was also made in the evaluation and selection of a comprehensive risk management tool based on AI, thus laying the foundations for optimizing evaluation times and expanding the coverage of supplier analysis, with final deployment planned for the third quarter of 2026.
As a favorable result of the combination of multiple continuous improvement initiatives, evolving opportunity management within the vulnerability management program, identity-based security strategies, and an overall risk-based preventive approach, LATAM group managed to maintain vulnerabilities at consistently low levels during 2025, reinforcing its Zero Trust architecture along with security and privacy by design and by default.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
The core foundations of cybersecurity governance at LATAM group remained consistent during 2025 with what was reported in this item for the previous period's 20-F report. LATAM group maintained a robust governance structure with specialized teams responsible for the development and continuous improvement of the cybersecurity program. The CISO plays a crucial role in the design and maintenance of the risk management system, reporting to the VP of IT (“CIO”), Juliana Ríos, who in turn reports to the CEO of the Company, Roberto Alvo. For further information, see “Item 6. Directors, Senior Management and Employees.”
During 2025, the CISO position continued to be held by André Pires Magalhães. He holds an academic background in Electronic Engineering from the University of São Paulo (Brazil, 2000), an MBA in Corporate Management from the Getulio Vargas Foundation (Rio de Janeiro, Brazil, 2004), and multiple international certifications in Information Security and Governance, such as ITIL Foundation, ISO/IEC 27001 Audit Leader, CRISC, CISM, CISA, and CGEIT. Additionally, André has over 21 years of professional experience focused on risk management, information security, and cybersecurity, leading multidisciplinary teams in various economic sectors in South America, including companies such as FALABELLA Corporate, Banco Santander Chile, PRODUBAN Chile (ISBAN), General Motors (Chile, Peru, and Brazil), CPM Braxis Technology (Brazil), Natura Cosmetics (Brazil), and Alcoa Aluminio S.A. (Brazil).
The robust governance structure at the collegiate level also remained in place in 2025, headed by the Cybersecurity Committee for Technological Risks, which oversees compliance with strategic information security planning and the implementation of risk mitigation measures throughout the group. This commitment translates into active management by senior management, which, through regular meetings, assesses cybersecurity risk tolerance and ensures the allocation of the necessary financial, human, and infrastructure resources.
The CISO reports monthly to the Executive Committee on strategic progress, integrating results from external maturity assessments conducted by renowned independent experts, such as Mandiant, to ensure program effectiveness.
The primary role of the Board of Directors and the Executive Committee is to oversee the Company's security management program, acknowledging that management is responsible for designing, implementing, and maintaining an effective program to protect and mitigate data privacy and cybersecurity risks. Board oversight is strengthened by the technical expertise of its members, notably Frederico Curado for his background in technological risk management and innovation, and Sonia Villalobos, whose certification in Cybersecurity Oversight from Carnegie Mellon University reinforces the Board's capacity for threat monitoring and strategic crisis preparedness.
The Audit Committee of LATAM continued to perform an independent oversight function over risk management during 2025 which are managed by the Internal Audit department. This includes focusing specifically on third-party risk management and other aspects of cybersecurity management.
Finally, to strengthen the command and cybersecurity governance structure, the Cybersecurity Strategy and Governance Office (“OEGC”) was created in 2025. This office is responsible for leading strategic cybersecurity governance and centrally managing the execution of the strategy, ensuring total alignment with the Company's corporate goals and objectives
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
The CISO reports monthly to the Executive Committee on strategic progress, integrating results from external maturity assessments conducted by renowned independent experts, such as Mandiant, to ensure program effectiveness.
The primary role of the Board of Directors and the Executive Committee is to oversee the Company's security management program, acknowledging that management is responsible for designing, implementing, and maintaining an effective program to protect and mitigate data privacy and cybersecurity risks. Board oversight is strengthened by the technical expertise of its members, notably Frederico Curado for his background in technological risk management and innovation, and Sonia Villalobos, whose certification in Cybersecurity Oversight from Carnegie Mellon University reinforces the Board's capacity for threat monitoring and strategic crisis preparedness
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
Finally, to strengthen the command and cybersecurity governance structure, the Cybersecurity Strategy and Governance Office (“OEGC”) was created in 2025. This office is responsible for leading strategic cybersecurity governance and centrally managing the execution of the strategy, ensuring total alignment with the Company's corporate goals and objectives.

Cybersecurity Risk Role of Management [Text Block]
The core foundations of cybersecurity governance at LATAM group remained consistent during 2025 with what was reported in this item for the previous period's 20-F report. LATAM group maintained a robust governance structure with specialized teams responsible for the development and continuous improvement of the cybersecurity program. The CISO plays a crucial role in the design and maintenance of the risk management system, reporting to the VP of IT (“CIO”), Juliana Ríos, who in turn reports to the CEO of the Company, Roberto Alvo. For further information, see “Item 6. Directors, Senior Management and Employees.”
During 2025, the CISO position continued to be held by André Pires Magalhães. He holds an academic background in Electronic Engineering from the University of São Paulo (Brazil, 2000), an MBA in Corporate Management from the Getulio Vargas Foundation (Rio de Janeiro, Brazil, 2004), and multiple international certifications in Information Security and Governance, such as ITIL Foundation, ISO/IEC 27001 Audit Leader, CRISC, CISM, CISA, and CGEIT. Additionally, André has over 21 years of professional experience focused on risk management, information security, and cybersecurity, leading multidisciplinary teams in various economic sectors in South America, including companies such as FALABELLA Corporate, Banco Santander Chile, PRODUBAN Chile (ISBAN), General Motors (Chile, Peru, and Brazil), CPM Braxis Technology (Brazil), Natura Cosmetics (Brazil), and Alcoa Aluminio S.A. (Brazil).
The robust governance structure at the collegiate level also remained in place in 2025, headed by the Cybersecurity Committee for Technological Risks, which oversees compliance with strategic information security planning and the implementation of risk mitigation measures throughout the group. This commitment translates into active management by senior management, which, through regular meetings, assesses cybersecurity risk tolerance and ensures the allocation of the necessary financial, human, and infrastructure resources.
The CISO reports monthly to the Executive Committee on strategic progress, integrating results from external maturity assessments conducted by renowned independent experts, such as Mandiant, to ensure program effectiveness.
The primary role of the Board of Directors and the Executive Committee is to oversee the Company's security management program, acknowledging that management is responsible for designing, implementing, and maintaining an effective program to protect and mitigate data privacy and cybersecurity risks. Board oversight is strengthened by the technical expertise of its members, notably Frederico Curado for his background in technological risk management and innovation, and Sonia Villalobos, whose certification in Cybersecurity Oversight from Carnegie Mellon University reinforces the Board's capacity for threat monitoring and strategic crisis preparedness.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
During 2025, the CISO position continued to be held by André Pires Magalhães. He holds an academic background in Electronic Engineering from the University of São Paulo (Brazil, 2000), an MBA in Corporate Management from the Getulio Vargas Foundation (Rio de Janeiro, Brazil, 2004), and multiple international certifications in Information Security and Governance, such as ITIL Foundation, ISO/IEC 27001 Audit Leader, CRISC, CISM, CISA, and CGEIT. Additionally, André has over 21 years of professional experience focused on risk management, information security, and cybersecurity, leading multidisciplinary teams in various economic sectors in South America, including companies such as FALABELLA Corporate, Banco Santander Chile, PRODUBAN Chile (ISBAN), General Motors (Chile, Peru, and Brazil), CPM Braxis Technology (Brazil), Natura Cosmetics (Brazil), and Alcoa Aluminio S.A. (Brazil).

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	André has over 21 years of professional experience focused on risk management, information security, and cybersecurity, leading multidisciplinary teams in various economic sectors in South America, including companies such as FALABELLA Corporate, Banco Santander Chile, PRODUBAN Chile (ISBAN), General Motors (Chile, Peru, and Brazil), CPM Braxis Technology (Brazil), Natura Cosmetics (Brazil), and Alcoa Aluminio S.A. (Brazil).
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
The robust governance structure at the collegiate level also remained in place in 2025, headed by the Cybersecurity Committee for Technological Risks, which oversees compliance with strategic information security planning and the implementation of risk mitigation measures throughout the group. This commitment translates into active management by senior management, which, through regular meetings, assesses cybersecurity risk tolerance and ensures the allocation of the necessary financial, human, and infrastructure resources.
The CISO reports monthly to the Executive Committee on strategic progress, integrating results from external maturity assessments conducted by renowned independent experts, such as Mandiant, to ensure program effectiveness.
The primary role of the Board of Directors and the Executive Committee is to oversee the Company's security management program, acknowledging that management is responsible for designing, implementing, and maintaining an effective program to protect and mitigate data privacy and cybersecurity risks. Board oversight is strengthened by the technical expertise of its members, notably Frederico Curado for his background in technological risk management and innovation, and Sonia Villalobos, whose certification in Cybersecurity Oversight from Carnegie Mellon University reinforces the Board's capacity for threat monitoring and strategic crisis preparedness.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true